Concentrations, Risks and Uncertainties - Schedule of Concentration on Customers’ Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A - related party [Member] | Sales [Member]
Schedule of Concentration on Customers’ Sales [Line Items]
Sales	$ 175,405	$ 52,943	$ 126,856
Concentration risk percentage	14.08%	4.22%	14.37%
Customer Concentration Risk [Member] | Customer B - third party [Member] | Sales [Member]
Schedule of Concentration on Customers’ Sales [Line Items]
Sales	$ 545,549	$ 373,715	$ 61,154
Concentration risk percentage	43.81%	29.81%	6.93%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Schedule of Concentration on Customers’ Sales [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
Purchases	$ 469,644	$ 347,004	$ 116,146